CONCENTRATIONS AND RISKS - Foreign currency exchange rate risk (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONCENTRATIONS AND RISKS
Depreciation of the RMB against the US$		1.00%	2.00%
Appreciation of the RMB against the US$	2.00%